SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.0%
Common Stocks — 95.2%
Argentina — 1.1%
MercadoLibre, Inc.*(a)	1,506	$735,801
Australia — 2.0%
Aristocrat Leisure Ltd.	13,412	174,374
Cochlear Ltd.	3,822	437,940
CSL Ltd.	3,183	571,094
Insurance Australia Group Ltd.	31,966	121,390
Macquarie Group Ltd.	686	35,702
		1,340,500
Austria — 0.4%
BAWAG Group AG, 144A*	9,326	263,265
Belgium — 0.3%
KBC Group NV	3,954	180,884
Canada — 3.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	9,654	227,407
Brookfield Asset Management, Inc. (Class A Stock)	8,598	380,461
Canadian National Railway Co.	7,415	579,743
Dollarama, Inc.	8,948	248,227
Shopify, Inc. (Class A Stock)*(a)	2,142	893,064
Suncor Energy, Inc.	9,128	145,680
		2,474,582
China — 12.2%
Alibaba Group Holding Ltd., ADR*	13,555	2,636,176
China Merchants Bank Co. Ltd. (Class H Stock)	109,500	493,196
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	41,863	543,078
Kweichow Moutai Co. Ltd. (Class A Stock)	3,392	532,275
Meituan Dianping (Class B Stock)*	58,199	697,998
NetEase, Inc., ADR	1,518	487,217
TAL Education Group, ADR*	9,547	508,473
Tencent Holdings Ltd.	31,793	1,564,514
Wuxi Biologics Cayman, Inc., 144A*	69,567	905,427
		8,368,354
Denmark — 3.4%
Coloplast A/S (Class B Stock)	4,096	594,588
DSV Panalpina A/S	2,163	196,115
Novo Nordisk A/S (Class B Stock)	17,739	1,067,665
Orsted A/S, 144A	5,095	497,514
		2,355,882
Finland — 0.3%
Neste OYJ	6,988	236,997
France — 11.5%
Air Liquide SA	1,587	203,262
Airbus SE	4,615	302,211
Arkema SA	1,177	81,340
Capgemini SE	4,040	339,477
Dassault Systemes SE	6,847	1,015,278
Kering SA	1,149	599,621
	Shares	Value
Common Stocks (continued)
France (cont’d.)
L’Oreal SA	4,710	$1,244,588
LVMH Moet Hennessy Louis Vuitton SE	4,167	1,546,323
Pernod Ricard SA	6,751	961,975
Remy Cointreau SA(a)	2,109	230,092
Safran SA	4,370	383,375
Schneider Electric SE	1,204	102,504
Teleperformance	2,878	600,610
TOTAL SA	8,100	310,019
		7,920,675
Germany — 5.0%
Brenntag AG	5,718	212,517
CTS Eventim AG & Co. KGaA	6,601	297,665
Deutsche Boerse AG	1,578	217,517
Gerresheimer AG	6,032	383,396
Infineon Technologies AG	43,711	629,169
Rational AG	429	227,622
SAP SE	7,085	787,853
SAP SE, ADR(a)	3,857	426,198
Scout24 AG, 144A	4,125	248,244
		3,430,181
Hong Kong — 3.0%
AIA Group Ltd.	188,361	1,696,671
Techtronic Industries Co. Ltd.	61,700	397,327
		2,093,998
India — 0.8%
HDFC Bank Ltd., ADR	7,066	271,758
Reliance Industries Ltd., 144A, GDR	9,883	302,750
		574,508
Ireland — 1.9%
AerCap Holdings NV*	5,957	135,760
CRH PLC	12,234	330,820
Kerry Group PLC (Class A Stock)	3,254	376,963
Kingspan Group PLC	8,753	469,416
		1,312,959
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	5,171	519,892
Italy — 2.7%
Brunello Cucinelli SpA	19,056	579,470
Ferrari NV	6,488	1,010,398
Nexi SpA, 144A*	17,775	231,956
		1,821,824
Japan — 8.7%
Asahi Intecc Co. Ltd.	7,700	191,194
Bridgestone Corp.	7,600	233,085
Daikin Industries Ltd.	5,600	681,177
Freee KK*	8,693	279,739
GMO Payment Gateway, Inc.	5,238	367,677
Hoya Corp.	8,600	732,735
Kao Corp.	2,400	196,468
A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Keyence Corp.	2,900	$934,894
Menicon Co. Ltd.	10,083	451,504
Persol Holdings Co. Ltd.	12,200	122,765
Sanwa Holdings Corp.	30,000	233,734
Shionogi & Co. Ltd.	4,300	211,868
Shiseido Co. Ltd.	6,400	377,481
SMC Corp.	1,100	462,501
Terumo Corp.	5,900	203,090
Toyota Motor Corp.	5,000	301,008
		5,980,920
Luxembourg — 0.1%
Tenaris SA	15,469	94,303
Macau — 0.2%
Galaxy Entertainment Group Ltd.	21,000	111,529
Netherlands — 4.7%
Adyen NV, 144A*	1,867	1,586,487
ASML Holding NV	4,130	1,094,829
Heineken NV	4,541	379,044
NXP Semiconductors NV	2,437	202,101
		3,262,461
Portugal — 0.1%
Galp Energia SGPS SA	4,498	51,203
Singapore — 0.4%
DBS Group Holdings Ltd.	19,300	249,784
Spain — 0.5%
Amadeus IT Group SA	6,559	311,521
Sweden — 1.8%
Assa Abloy AB (Class B Stock)	17,196	323,904
Atlas Copco AB (Class A Stock)	15,383	515,288
Hexagon AB (Class B Stock)	8,810	372,346
		1,211,538
Switzerland — 11.6%
Alcon, Inc.*	12,459	638,149
Givaudan SA	306	946,508
Julius Baer Group Ltd.*	6,853	231,574
Lonza Group AG*	2,503	1,039,621
Novartis AG	9,672	796,195
Partners Group Holding AG	912	632,441
Roche Holding AG	3,825	1,238,828
SGS SA	114	265,217
SIG Combibloc Group AG*	23,249	349,874
Sika AG	2,310	383,254
Sonova Holding AG	2,059	369,567
Straumann Holding AG	668	497,832
Temenos AG*	2,882	373,907
UBS Group AG*	23,261	216,001
		7,978,968
Taiwan — 1.9%
Sea Ltd., ADR*(a)	13,124	581,525
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	83,000	$751,480
		1,333,005
United Kingdom — 12.1%
Abcam PLC	6,538	92,598
AstraZeneca PLC	6,445	579,188
Barratt Developments PLC	14,793	80,211
Bunzl PLC	20,401	411,125
Compass Group PLC	25,646	400,607
DCC PLC	5,823	367,241
Diageo PLC	17,525	561,783
Electrocomponents PLC	41,189	262,495
Experian PLC	44,747	1,236,827
Fevertree Drinks PLC	15,856	238,360
Halma PLC	10,498	249,111
London Stock Exchange Group PLC	8,300	746,697
Prudential PLC	20,738	263,143
Reckitt Benckiser Group PLC	5,574	424,465
RELX PLC	38,598	827,396
Rentokil Initial PLC	43,561	209,524
Segro PLC, REIT	41,667	394,424
Smith & Nephew PLC	4,958	87,713
Spectris PLC	7,011	211,050
Spirax-Sarco Engineering PLC	2,529	255,043
St. James’s Place PLC	32,186	301,409
Trainline PLC, 144A*	33,092	139,038
		8,339,448
United States — 4.1%
Aon PLC(a)	2,206	364,078
Atlassian Corp. PLC (Class A Stock)*	5,223	716,909
Ferguson PLC	4,155	257,195
Lululemon Athletica, Inc.*	4,724	895,434
QIAGEN NV*	4,430	181,315
Samsonite International SA, 144A	202,492	190,592
Sensata Technologies Holding PLC*	8,414	243,417
		2,848,940

Total Common Stocks (cost $54,926,783)		65,403,922
Preferred Stock — 1.8%
Germany
Sartorius AG (PRFC)	5,066	1,230,557
(cost $400,901)

Total Long-Term Investments (cost $55,327,684)		66,634,479
Short-Term Investments — 8.0%
Affiliated Mutual Funds — 7.0%
PGIM Core Ultra Short Bond Fund(w)	1,259,512	1,259,512

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $3,571,116; includes $3,568,575 of cash collateral for securities on loan)(b)(w)	3,577,729	$3,572,005

Total Affiliated Mutual Funds (cost $4,830,628)		4,831,517
Unaffiliated Fund — 1.0%
BlackRock Liquidity FedFund	650,411	650,411
(cost $650,411)

Total Short-Term Investments (cost $5,481,039)		5,481,928

TOTAL INVESTMENTS—105.0% (cost $60,808,723)		72,116,407

Liabilities in excess of other assets — (5.0)%		(3,404,258)

Net Assets — 100.0%		$68,712,149

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,467,335; cash collateral of $3,568,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3